Document and Entity Information	Jan. 09, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 09, 2024
Entity Registrant Name	CarGurus, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38233
Entity Tax Identification Number	04-3843478
Entity Address Address Line 1	55 Cambridge Parkway
Entity Address Address Line 2	6th Floor
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02142
City Area Code	617
Local Phone Number	354-0068
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001 per share
Trading Symbol	CARG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001494259
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	2 Canal Park
Entity Address Address Line 2	4th Floor
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02141